Share capital - Narrative (Details) $ in Millions			2 Months Ended	12 Months Ended
	Mar. 01, 2023 shares	Mar. 31, 2022 CAD ($) shares	Mar. 01, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) vote shares	Dec. 31, 2021 CAD ($) shares	Jan. 01, 2023 CAD ($)	Nov. 03, 2021
Disclosure of classes of share capital [line items]
Shares redeemed, value				$ 255	$ 297
Maximum
Disclosure of classes of share capital [line items]
Percentage of public float							10.00%
Preferred shares
Disclosure of classes of share capital [line items]
Stated capital				$ 3,870	4,003
Special circumstance vote per share | vote				1
Share conversion ratio				1
Number of shares outstanding (in shares) | shares				155,075,100
Series R
Disclosure of classes of share capital [line items]
Stated capital				$ 200	200
Dividend rate reset term				5 years
Number of shares outstanding (in shares) | shares				7,992,000
Series T
Disclosure of classes of share capital [line items]
Stated capital				$ 146	147
Dividend rate reset term				5 years
Number of shares outstanding (in shares) | shares				5,820,633
Series Z
Disclosure of classes of share capital [line items]
Stated capital				$ 74	48
Dividend rate reset term				5 years
Number of shares outstanding (in shares) | shares				2,973,348
Series AA
Disclosure of classes of share capital [line items]
Stated capital				$ 312	291
Dividend rate reset term				5 years
Number of shares outstanding (in shares) | shares				12,254,761
Series AC
Disclosure of classes of share capital [line items]
Stated capital				$ 255	256
Dividend rate reset term	5 years			5 years
Share conversion ratio	1		1
Number of shares outstanding (in shares) | shares				10,007,791
Series AF
Disclosure of classes of share capital [line items]
Stated capital				$ 237	237
Dividend rate reset term				5 years
Number of shares outstanding (in shares) | shares				9,472,387
Series AG
Disclosure of classes of share capital [line items]
Stated capital				$ 223	224
Dividend rate reset term				5 years
Number of shares outstanding (in shares) | shares				8,921,530
Series AI
Disclosure of classes of share capital [line items]
Stated capital				$ 237	238
Dividend rate reset term				5 years
Number of shares outstanding (in shares) | shares				9,477,640
Series AK
Disclosure of classes of share capital [line items]
Stated capital				$ 578	580
Dividend rate reset term				5 years
Number of shares outstanding (in shares) | shares				23,119,512
Series AM
Disclosure of classes of share capital [line items]
Stated capital				$ 239	239
Dividend rate reset term				5 years
Number of shares outstanding (in shares) | shares				10,422,778
Series AO
Disclosure of classes of share capital [line items]
Shares redeemed (in shares) | shares		4,600,000
Stated capital		$ 118		$ 0	118
Shares redeemed, value		$ 115
Dividend rate reset term				5 years
Number of shares outstanding (in shares) | shares				0
Series AQ
Disclosure of classes of share capital [line items]
Stated capital				$ 225	$ 228
Dividend rate reset term				5 years
Number of shares outstanding (in shares) | shares				9,108,800
Class B | Issued capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares				0	0
First Preferred Shares
Disclosure of classes of share capital [line items]
Shares redeemed (in shares) | shares				584,300
Stated capital				$ 15
Shares redeemed, value				10
Reduction of issued capital				5
First Preferred Shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Shares redeemed (in shares) | shares			1,090,400
Stated capital						$ 27
Shares redeemed, value			$ 20
Reduction of issued capital			$ 7
Number of shares converted (in shares) | shares	3,635,351		3,635,351
Series AD
Disclosure of classes of share capital [line items]
Stated capital				$ 254	$ 254
Share conversion ratio	1		1
Number of shares converted (in shares) | shares	351,634		351,634
Number of shares outstanding (in shares) | shares				9,951,109